13FCONP 5/15/06

CIBC Confidential 093005

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F-HR
FORM 13F COVER PAGE

05077048

CONFIDENTIAL

RECD S.E.C.

NOV 1 6 2005

1086

Report for the Calendar Year or Quarter Ended: __09/30/05____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets Corp
Address: _425 Lexington Avenue, Fifth Floor
_New York, NY 10017

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXP...

Person Signing this Report on Behalf of Reporting Manager:

Name: ___Vince Saponar
Title: ___Executive Director
Phone: ___212-667-6239

Signature, Place, and Date of Signing:

PROCESSED
JAN 1 1 2007 E
THOMSON FINANCIAL

_______________	___NEW YORK, NY___	__11/15/05__
[Signature]	[City, State]	[Date]

Report Type (Check only one):

Corrected typographical error to reflect current year, 2005

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

CIBC Confidential 093005

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

<PAGE>

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ___71 ___

Form 13F Information Table Value Total: $___ 170,164,932__
(thousands)

List of Other Included Managers: NONE

PAGE: 1 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE SEP05

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)		(ITEM 6) INVESTMENT DISCRETION			(ITEM 7)	(ITEM 8) VOTING AUTHORITY		
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MARKET VALUE	SHARES OR PRINCIPAL AMOUNT	P/C	SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR	SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
ASM INTL NV	NOTE	00207DAG7	4,328,588	4690,000		4690,000	0	0		4690,000	0	0
ADAPTEC INC	NOTE	00651FAG3	628,771	767,000		767,000	0	0		767,000	0	0
AGNICO EAGLE MINES LTD	COM	008474108	803,244	54,200		54,200	0	0		54,200	0	0
ALLOY INC	DBCV	019855AB1	5,237,770	6150,000		6150,000	0	0		6150,000	0	0
AMAZON COM INC	NOTE	023135AF3	537,625	550,000		550,000	0	0		550,000	0	0
AMERICAN TOWER CORP	NOTE	029912AK8	509,339	242,000		242,000	0	0		242,000	0	0
AMYLIN PHARMACEUTICALS INC	NOTE	032346AB4	515,338	436,000		436,000	0	0		436,000	0	0
AMYLIN PHARMACEUTICALS INC	NOTE	032346AD0	6,139,543	5362,000		5362,000	0	0		5362,000	0	0
ANDREW CORP	COM	034425108	520,169	46,652		46,652	0	0		46,652	0	0
ANIXTER INTL INC	NOTE	035290AG0	2,781,162	4866,000		4866,000	0	0		4866,000	0	0
AUDIOCODES LTD	NOTE	050732AB2	2,540,152	2840,000		2840,000	0	0		2840,000	0	0
AVATAR HLDGS INC	NOTE	053494AF7	1,239,130	1000,000		1000,000	0	0		1000,000	0	0
CV THERAPEUTICS INC	NOTE	126667AF1	9,329,030	5781,000		5781,000	0	0		5781,000	0	0
COMMSCOPE INC	SDCV	203372AD9	968,400	1000,000		1000,000	0	0		1000,000	0	0
COMMUNITY HEALTH SYS INC NEW	NOTE	203668AA6	3,339,338	2867,000		2867,000	0	0		2867,000	0	0
CREDENCE SYS CORP	COM	225302108	2,541,086	319,232		319,232	0	0		319,232	0	0
CYTYC CORP	NOTE	232946AB9	713,029	663,000		663,000	0	0		663,000	0	0
DIGITAL RIV INC	COM	25388B104	2,019,487	57,948		57,948	0	0		57,948	0	0
EDO CORP	NOTE	281347AD6	3,096,780	3000,000		3000,000	0	0		3000,000	0	0
EMCORE CORP	NOTE	290846AC8	2,164,057	2219,000		2219,000	0	0		2219,000	0	0
FEI CO	NOTE	30241LAB5	4,163,555	4148,000		4148,000	0	0		4148,000	0	0

CONFIDENTIAL

FAIR ISAAC CORP	NOTE	303250AD6	437,711	392,000		392,000	0	0		392,000	0	0
FAIRCHILD SEMICONDUCTOR CORP	NOTE	303727AJ0	612,810	619,000		619,000	0	0		619,000	0	0
FINISAR	NOTE	31787AAF8	691,108	810,000		810,000	0	0		810,000	0	0
FISHER SCIENTIFIC INTL INC	NOTE	338032AX3	1,166,009	1146,000		1146,000	0	0		1146,000	0	0
FREEPORT-MCMORAN COPPER & GO	NOTE	35671DAK1	204,213	125,000		125,000	0	0		125,000	0	0
GATEWAY INC	NOTE	367626AD0	335,310	500,000		500,000	0	0		500,000	0	0
HUMAN GENOME SCIENCES INC	NOTE	444903AH1	2,955,000	3000,000		3000,000	0	0		3000,000	0	0
HUTCHINSON TECHNOLOGY INC	NOTE	448407AE6	5,079,307	4859,000		4859,000	0	0		4859,000	0	0
ICOS CORP	NOTE	449295AB0	210,927	250,000		250,000	0	0		250,000	0	0
IMCLONE SYS INC	NOTE	45245WAF6	278,207	335,000		335,000	0	0		335,000	0	0
INCO LTD	DBCV	453258AT2	276,678	182,000		182,000	0	0		182,000	0	0
INCYTE CORP	NOTE	45337CAE2	941,575	1250,000		1250,000	0	0		1250,000	0	0
INTEGRA LIFESCIENCES HLDGS C	NOTE	457985AB5	6,487,830	5400,000		5400,000	0	0		5400,000	0	0
INTERMUNE INC	NOTE	45884XAC7	3,521,055	3975,000		3975,000	0	0		3975,000	0	0
INTERNATIONAL RECTIFIER CORP	NOTE	460254AE5	304,751	309,000		309,000	0	0		309,000	0	0
INVITROGEN CORP	NOTE	46185RAD2	1,495,000	1495,000		1495,000	0	0		1495,000	0	0
INVITROGEN CORP	NOTE	46185RAJ9	3,724,086	3066,000		3066,000	0	0		3066,000	0	0
IVAX CORP	NOTE	465823AG7	904,500	900,000		900,000	0	0		900,000	0	0
JETBLUE AWYS CORP	COM	477143101	231,343	13,152		13,152	0	0		13,152	0	0
K V PHARMACEUTICAL CO	NOTE	482740AC1	495,594	515,000		515,000	0	0		515,000	0	0
KERZNER INTL LTD	NOTE	492520AB7	4,309,287	3968,000		3968,000	0	0		3968,000	0	0
KING PHARMACEUTICALS INC	DBCV	495582AG3	1,019,491	1049,000		1049,000	0	0		1049,000	0	0
KOMAG INC	NOTE	500453AE5	1,147,340	885,000		885,000	0	0		885,000	0	0
KULICKE & SOFFA INDS INC	NOTE	501242AP6	1,069,180	1400,000		1400,000	0	0		1400,000	0	0
LSI LOGIC CORP	NOTE	502161AG7	1,617,910	1624,000		1624,000	0	0		1624,000	0	0
LSI LOGIC CORP	COM	502161102	229,788	23,400		23,400	0	0		23,400	0	0
LTX CORP	NOTE	502392AE3	3,013,230	3036,000		3036,000	0	0		3036,000	0	0
LINCARE HLDGS INC	DBCV	532791AB6	1,643,356	1638,000		1638,000	0	0		1638,000	0	0
MANOR CARE INC NEW	NOTE	564055AK7	478,890	365,000		365,000	0	0		365,000	0	0
MAVERICK TUBE CORP	NOTE	577914AB0	2,320,245	1871,000		1871,000	0	0		1871,000	0	0
PAGE TOTAL		51	101,317,324									

PAGE: 2 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE SEP05

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)		(ITEM 6) INVESTMENT DISCRETION			(ITEM 7)	(ITEM 8) VOTING AUTHORITY		
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MARKET VALUE	SHARES OR PRINCIPAL AMOUNT	P/C	SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR	SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
MCDATA CORP	NOTE	580031AD4	1,240,512	1400,000		1400,000	0	0		1400,000	0	0
MILLENNIUM CHEMICALS INC	DBCV	599903AB7	19,327,692	8850,000		8850,000	0	0		8850,000	0	0
NAVISTAR FINL CORP	NOTE	638902AM8	3,188,994	3319,000		3319,000	0	0		3319,000	0	0
PSS WORLD MED INC	NOTE	69366AAB6	701,734	725,000		725,000	0	0		725,000	0	0
PROTEIN DESIGN LABS INC	NOTE	74369LAF0	10,292,553	7696,000		7696,000	0	0		7696,000	0	0
QUANTUM CORP	COM	747906204	765,139	249,231		249,231	0	0		249,231	0	0
RPM INTL INC	COM	749685103	435,132	23,700		23,700	0	0		23,700	0	0
RADISYS CORP	NOTE	750459AD1	1,984,450	2040,000		2040,000	0	0		2040,000	0	0
REGENERON PHARMACEUTICALS	NOTE	75886FAB3	2,112,355	2224,000		2224,000	0	0		2224,000	0	0
ROPER INDS INC NEW	COM	776696106	893,887	22,780		22,780	0	0		22,780	0	0
SCI SYS INC	NOTE	783890AF3	2,561,647	2658,000		2658,000	0	0		2658,000	0	0
SCIENTIFIC GAMES CORP	SDCV	80874PAD1	736,068	625,000		625,000	0	0		625,000	0	0
SERENA SOFTWARE INC	NOTE	817492AB7	4,987,672	4837,000		4837,000	0	0		4837,000	0	0
SKECHERS U S A INC	NOTE	830566AB1	2,336,773	2320,000		2320,000	0	0		2320,000	0	0
UNIVERSAL HLTH SVCS INC	DBCV	913903AL4	1,359,804	2350,000		2350,000	0	0		2350,000	0	0
VALEANT PHARMACEUTICALS INTL	NOTE	91911XAB0	2,694,799	2965,000		2965,000	0	0		2965,000	0	0

VERTEX PHARMACEUTICALS INC	COM	92532F100	1,491,445	66,851	66,851	0	0	66,851	0	0
WMS INDS INC	NOTE	929297AE9	6,968,173	4540,000	4540,000	0	0	4540,000	0	0
WATSON PHARMACEUTICALS INC	DBCV	942683AC7	2,358,228	2329,000	2329,000	0	0	2329,000	0	0
WEBMD CORP	NOTE	94769MAE5	2,410,551	2577,000	2577,000	0	0	2577,000	0	0
PAGE TOTAL		20	68,847,608							
GRAND TOTAL		71	170,164,932							

CONFIDENTIAL